Significant accounting judgments, estimates and assumptions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred taxes
Available tax loss carry-forwards	$ 1,501,630	$ 111,083
Tax loss carry-forwards used	$ 16,378	$ 195,116	$ 1,618,850
Mexico
Deferred taxes
Period in which tax losses can be carried forward	10 years
Costa Rica
Deferred taxes
Period in which tax losses can be carried forward	3 years